Stock Incentive Plan (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Option Activity [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Option Activity, Outstanding at Beginning balance	499,238	57,535	57,535
Option Activity, Authorized			1,200,000
Option Activity, Granted	(32,000)		(1,134,542)
RSUs granted	(362,652)
Option Activity, Awards forfeited or cancelled	28,855		376,245
Outstanding Stock Options, Awards forfeited or cancelled	(28,855)		(376,245)
Option Activity, Outstanding at Ending balance	133,441		499,238
Outstanding Stock Options [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Outstanding Stock Options, Outstanding at Beginning balance	5,475,283	5,178,276	5,178,276
Outstanding Stock Options, Authorized
Outstanding Stock Options, Granted	32,000	140,000
Outstanding Stock Options, Exercised	(438,917)	(297,850)
Option Activity, Awards forfeited or cancelled	28,855	94,272
Outstanding Stock Options, Awards forfeited or cancelled	(28,855)	(94,272)
Outstanding Stock Options, Outstanding at Ending balance	5,039,511	4,926,154	5,475,283
Outstanding Stock Options, Exercisable	3,050,249
Weighted Average Exercise Price Per Share [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Weighted Average Exercise Price Per Share, Outstanding at Beginning balance (in Dollars per share)	$ 19.19	$ 13.23	$ 13.23
Weighted Average Exercise Price Per Share, Authorized (in Dollars per share)
Weighted Average Exercise Price Per Share, Granted (in Dollars per share)	50.07	20.37
Weighted Average Exercise Price Per Share, Exercised (in Dollars per share)	5.66	4.02
Weighted Average Exercise Price Per Share, Awards forfeited or cancelled (in Dollars per share)	26.71	17.38
Weighted Average Exercise Price Per Share, Outstanding at Ending balance (in Dollars per share)	20.52	$ 13.91	$ 19.19
Weighted Average Exercise Price Per Share, Exercisable (in Dollars per share)	$ 13.52
Weighted Average Remaining Contractual Term (Years) [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Weighted Average Remaining Contractual Term (Years), Outstanding at Beginning balance	6 years 9 months 10 days	6 years 9 months
Weighted Average Remaining Contractual Term (Years), Outstanding at Ending balance	7 years 10 days	6 years 10 months 6 days
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 10 months 24 days
Average Intrinsic Value [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Average Intrinsic Value, Outstanding at Beginning balance (in Dollars)	$ 168,923	$ 36,987	$ 36,987
Average Intrinsic Value, Authorized (in Dollars)
Average Intrinsic Value, Granted (in Dollars)
Average Intrinsic Value, Exercised (in Dollars)	19,420	7,133
Awards forfeited or cancelled (in Dollars)
Average Intrinsic Value, Outstanding at Ending balance (in Dollars)	169,930	$ 69,274	$ 168,923
Average Intrinsic Value, Exercisable (in Dollars)	$ 124,137